Related Parties - Summary of Balances and Transactions With Related Parties (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 5,142	R$ 4,478
Livraria ASC Ltda. and Educadora ASC Ltda. [member]
Disclosure of transactions between related parties [line items]
Net revenue - Related party transaction	8,234	8,895	R$ 5,350
Livraria ASC Ltda. and Educadora ASC Ltda. [member] | Trade receivables [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	3,916	3,444
ASC Empreendimentos Ltda. and OSC Empreendimentos Ltda.[member]
Disclosure of transactions between related parties [line items]
Expenses - Related party transaction	(13)	(21)	R$ (21)
WPensar S.A.[member] | Other assets [member]
Disclosure of transactions between related parties [line items]
Receivables from related parties	R$ 1,226	R$ 1,034